Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Raw materials	$ 5,195	$ 5,105
Work in progress	1,340	1,330
Finished goods	124	87
Provision	(1,503)	(793)	$ (713)
Total	$ 5,156	$ 5,729